Net Financial Result (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Financial Result
Income from financial investments	R$ 442,378	R$ 285,888	R$ 333,168
Other financial income	17,329	19,890	48,636
Total financial income	459,707	305,778	381,804
Loan interest expenses	(1,075,567)	(1,035,986)	(991,796)
Other interest expenses	(120,991)	(108,410)	(104,023)
Other financial expenses	(303,816)	(74,080)	(60,385)
Total financial expenses	(1,500,374)	(1,218,476)	(1,156,204)
Monetary and exchange variations on loans and financing	(1,311,061)	(163,418)	1,619,202
Monetary and exchange variations on other assets and liabilities	244,411	(15,995)	(251,921)
Monetary and exchange variation, net	(1,066,650)	(179,413)	1,367,281
Derivative gain (loss)	(2,735,196)	73,271	528,839
Financial income	(459,707)	(379,049)	(2,277,924)
Financial expenses	(5,302,220)	(1,397,889)	(1,156,204)
Financial result, net	R$ (4,842,513)	R$ (1,018,840)	R$ 1,121,720